CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expenses
General and administrative	$ 3,313,275	$ 2,310,283	$ 4,641,386	$ 4,229,495
External research and development fees	549,197	897,986	2,197,547	1,058,246
Share-based payments	849,584	111,524	1,140,856	169,267
Depreciation and amortization	141,383	136,813	271,073	256,954
Total operating expenses	4,853,439	3,456,606	8,250,862	5,713,962
Loss from operations	(4,853,439)	(3,456,606)	(8,250,862)	(5,713,962)
Interest income	(90,733)	(104,424)	(157,949)	(276,948)
Other income	(1,935,956)	0	(1,943,016)	0
Finance expense, net	116,962	8,357	139,130	20,771
Accretion and interest expense	118,611	0	447,059	0
(Gain) loss on settlement of debt	110,267	0	(74,863)	17,476
Unrealized gain (loss) on change in fair value of derivative liabilities and warrant liability	7,549,654	(8,040)	10,660,090	(31,337)
Unrealized gain on change in fair value of digital assets	(913,625)	0	(194,798)	0
Realized gain on sale of digital assets	(35,720)	0	(104,013)	0
Change in fair value of investments	(6,572)	0	(6,572)	0
Loss on issuance of convertible debt	0	0	1,490,278	0
Net loss	(9,766,327)	(3,352,499)	(18,506,208)	(5,443,924)
Other comprehensive loss
Exchange gain (loss) on translation of foreign operations	83,544	(101,089)	80,052	(333,844)
Comprehensive loss	(9,682,783)	(3,453,588)	(18,426,156)	(5,777,768)
Net loss attributable to:
Equity owners of the Company	(9,253,067)	(3,111,916)	(17,829,790)	(5,015,291)
Non-controlling interests	(513,260)	(240,583)	(676,418)	(428,633)
Net loss	$ (9,766,327)	$ (3,352,499)	$ (18,506,208)	$ (5,443,924)
Net (loss) per share
Basic - continuing operations (in Dollars per share)	$ (3.23)	$ (0.08)	$ (6.73)	$ (0.13)
Diluted - continuing operations (in Dollars per share)	$ (3.23)	$ (0.08)	$ (6.73)	$ (0.13)
Weighted average number of shares outstanding – basic (in Shares)	3,021,005	41,675,769	2,749,498	41,287,102
Weighted average number of shares outstanding – diluted (in Shares)	3,021,005	41,675,769	2,749,498	41,287,102